Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Unrecognized income tax benefits at the beginning of year	$ 1,752	$ 3,549
Increases as a result of tax positions taken during a prior period (DEMP acquisition)		143
Increases as a result of tax positions taken during the current period	14,537
Decreases relating to settlements with tax authorities		(2,029)
Translation difference	414	89
Unrecognized income tax benefits at the end of year	$ 16,703	$ 1,752